Note 12 - Retirement Plan (Details Textual) - Friedman Industries, Inc. Employee's Retirement and 401(k) Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Employee Service Vesting Period (Year)	6 years
Maximum Annual Contribution Percentage to Defined Contribution Plan for Eligible Employee Compensation		15.00%
Defined Contribution Plan, Cost	$ 0.4	$ 0.2
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 0.1